Stockholders' (Deficit) Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions				3 Months Ended		12 Months Ended
	Jul. 27, 2021	Feb. 11, 2021	Feb. 24, 2014	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Infinity Pharmaceuticals Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Sales agreement, commission percentage	3.00%
Common stock warrants issued (in shares)			1,000,000
Common stock warrants issued, exercise price			$ 13.83
Potential percentage of ownership interest			9.985%
Common Stock Sales Facility [Member]
Subsidiary, Sale of Stock [Line Items]
Sales agreement, increase in aggregate offering price	$ 75.0
Sales agreement	$ 95.0
Sales agreement, expired without sale						$ 11.8
Amount available for future sales				$ 75.0
Sales agreement, commission percentage	3.00%
Number of shares sold in transaction
Common Stock Sales Facility [Member] | Infinity Pharmaceuticals Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Sales agreement, increase in aggregate offering price	$ 75.0
Sales agreement	$ 95.0
Sales agreement, expired without sale						11.8
Amount available for future sales						$ 75.0
Number of shares sold in transaction							89,520
Sale of stock, price per share							$ 3.83
Sale of stock, consideration received on transaction							$ 0.3
Public Offering [Member] | Infinity Pharmaceuticals Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold in transaction		24,150,000
Sale of stock, price per share		$ 3.8
Sale of stock, consideration received on transaction		$ 85.8
Sale of stock, over-allotment option, percentage		15.00%
Gross proceeds from shares sold		$ 91.8
Over-Allotment Option [Member] | Infinity Pharmaceuticals Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold in transaction		3,150,000